AMADOR GOLD CORP.
                          711-675 WEST HASTINGS STREET
                              VANCOUVER, BC V6B 1N2
                              PHONE: (604) 685-2222
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                               FAX: (604) 685-3764




November 21, 2006

JENIFER GALLAGHER
Securities & Exchange Commission
Division of Corporation Finance
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Gallagher:

Re:      Amador Gold Corp. ("Amador")
         Form 20-F for the Fiscal Year Ended October 31, 2005
         Filed - April 24, 2006
         FILE NO. 000-50422

Further to your letter of October 27, 2006 and our recent conversations, for ease of reference, the following is a description of the changes made in the Form 20-F for the fiscal year ended October 31, 2005. Page numbers indicate where the changes may be found in the marked copy of the Form 20-FA that we are providing.

SUMMARY OF AMENDMENTS

The Summary of Amendments is on page 1 in the amended Form 20-FA.

TABULAR DISCLOSURE OF CONTRACTUAL OBLIGATIONS, PAGE 34

1. The table on page 39 has been amended to read "Option Payments Required to Retain Property Interests".

CONTROLS AND PROCEDURES, PAGE 64

2. On page 68, the heading "Disclosure Controls and Procedures" has been added to the first paragraph and a second paragraph "Report on Internal Control Over Financial Reporting" has been added.

FINANCIAL STATEMENTS, PAGE F-1

AUDITORS' REPORT, PAGE F-3

3. The consent letter from the predecessor auditor, Staley, Okada & Partners, is enclosed herewith. The auditor's report from Staley, Okada & Partners for the fiscal year ended October 31, 2004, 2003 and 2002 is included within the amended Form 20-FA.

NOTE 4 - SHARE CAPITAL, PAGE F-15

4. As of October 8, 2004, the date of the debt settlement agreements, Amador considered the liability extinguished with the issue of the shares being an irrevocable commitment of Amador. It was only a formality for Amador to issue the shares once the TSX Venture Exchange approved the transaction on December 9, 2004.

ENGINEERING COMMENTS

GENERAL

5. Maps have been prepared showing the location of each of Amador's properties and are attached to the amended Form 20-FA as Exhibits 15.1,
         15.2 and 15.3.

PROPERTY, PLANTS AND EQUIPMENT, PAGE 16

6. The Form 20-FA has been amended to describe only geology, history or exploration results that are directly related to the properties that Amador has the right to explore or mine.

         AJAX PROPERTY, ONTARIO, PAGE 23

7.       The Form 20-FA has been amended to remove the Ajax resource estimates.

We trust you will find the foregoing in order. If you require any further information and/or documents at this time, please do not hesitate to call me at
(604) 536-5357. Under separate cover, I will courier a clean and an amended copy of the Form 20-FA to your attention.

Yours truly,

BY:   /S/ BEVERLY J. BULLOCK

Beverly J. Bullock,
Corporate Secretary
/encl.

                  CONSENT OF INDEPENDENT CHARTERED ACCOUNTANTS

We consent to the incorporation by reference to the audit report on the amended Form 20-F dated November 20, 2006 of Amador Gold Corp. (the "Company"), of our report dated January 5, 2005, relating to the financial statements of the Company which appear in the Annual Report on Form 20-F filed for the fiscal years ended October 31, 2004, 2003 and 2002.




Vancouver, B.C.                             /s/ STALEY, OKADA & PARTNERS
November 20, 2006